15. Income Taxes (Details Narrative)	12 Months Ended
Mar. 31, 2018 USD ($)
Foreign tax credit carryforward	$ 50,000
Foreign tax credit expiration date	Mar. 31, 2023
State and Local Jurisdiction [Member]
Net operating loss carryforwards	$ 35,765,000
Operating loss beginning expiration dates	Mar. 31, 2028
State research credit carryfowards	$ 790,000
Foreign Tax Authority [Member]
Net operating loss carryforwards	$ 3,435,000
Operating loss beginning expiration dates	Mar. 31, 2028
Foreign tax credit carryforward	$ 50,000
Foreign tax credit expiration date	Mar. 31, 2023
Federal [Member]
Net operating loss carryforwards	$ 100,050,000
Operating loss beginning expiration dates	Mar. 31, 2021
Federal research credit carryforwards	$ 948,000
Research credit expiration date	Mar. 31, 2025